Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2024	2023
	(Unaudited)
Cash in bank	€3,945,143	€3,687,402
Cash in short-term marketable securities	2,238,823	-
Cash in hand & prepaid cards	4,000	4,018
Total cash and cash equivalents	€6,187,966	€3,691,420

Schedule of fair values due to short-term nature of assets and liabilities

The carrying values of the Company’s research and development (“R&D”) tax credits, VAT credits, accounts payable, accrued expenses and other current liabilities were evaluated and determined to approximate their fair values due to the short-term nature of these assets and liabilities.

	June 30, 2024
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€6,187,966	6,187,966	€-	€-
Marketable securities	10,718,210	10,718,210	-	-
Total cash and cash equivalents and marketable securities	€16,906,176	€16,906,176	€-	€-

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	3,691,420	3,691,420
Marketable Securities	€15,084,284	15,084,284	€-	€-
Total cash and cash equivalents and marketable securities	€18,775,704	€18,775,704	€-	€-